UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21614
Investment Company Act File Number
Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.9%(1)

Security	Shares	Value
Aerospace & Defense — 0.5%
United Technologies Corp.	36,001	$2,833,999

		$2,833,999

Automobiles — 1.4%
Ford Motor Co.(2)	454,441	$7,630,064

		$7,630,064

Beverages — 3.2%
Coca-Cola Co. (The)	133,997	$8,812,983
PepsiCo, Inc.	129,030	8,429,530

		$17,242,513

Biotechnology — 1.8%
Amgen, Inc.(2)	94,121	$5,167,243
Celgene Corp.(2)	73,092	4,322,661

		$9,489,904

Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The)	39,870	$6,704,539
Northern Trust Corp.	50,539	2,800,366
State Street Corp.	72,658	3,366,972

		$12,871,877

Commercial Banks — 3.3%
KeyCorp	413,601	$3,660,369
PNC Financial Services Group, Inc.	56,108	3,406,878
Wells Fargo & Co.	352,605	10,927,229

		$17,994,476

Communications Equipment — 1.7%
Cisco Systems, Inc.(2)	275,491	$5,573,183
QUALCOMM, Inc.	72,985	3,612,028

		$9,185,211

Computers & Peripherals — 3.7%
Apple, Inc.(2)	62,113	$20,035,169

		$20,035,169

Construction & Engineering — 1.8%
Fluor Corp.	142,981	$9,473,921

		$9,473,921

Consumer Finance — 0.6%
American Express Co.	81,560	$3,500,555

		$3,500,555

Diversified Financial Services — 3.0%
Citigroup, Inc.(2)	604,762	$2,860,524
JPMorgan Chase & Co.	314,081	13,323,316

		$16,183,840

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	143,740	$4,223,081
Verizon Communications, Inc.	82,027	2,934,926

		$7,158,007

Security	Shares	Value
Electric Utilities — 0.5%
American Electric Power Co., Inc.	74,395	$2,676,732

		$2,676,732

Electrical Equipment — 2.1%
Emerson Electric Co.	196,942	$11,259,174

		$11,259,174

Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	296,364	$5,725,753

		$5,725,753

Energy Equipment & Services — 2.4%
Halliburton Co.	126,284	$5,156,176
Schlumberger, Ltd.	94,560	7,895,760

		$13,051,936

Food & Staples Retailing — 0.4%
Wal-Mart Stores, Inc.	39,778	$2,145,228

		$2,145,228

Food Products — 2.0%
Nestle SA	96,501	$5,653,383
Nestle SA ADR	87,745	5,161,161

		$10,814,544

Health Care Equipment & Supplies — 1.4%
Covidien PLC	67,855	$3,098,259
Varian Medical Systems, Inc.(2)	63,624	4,407,871

		$7,506,130

Health Care Providers & Services — 4.0%
AmerisourceBergen Corp.	138,618	$4,729,646
Cardinal Health, Inc.	73,526	2,816,781
DaVita, Inc.(2)	56,026	3,893,247
Fresenius Medical Care AG & Co. KGaA ADR	52,277	3,015,860
UnitedHealth Group, Inc.	189,532	6,844,001

		$21,299,535

Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	113,306	$5,224,539
McDonald’s Corp.	92,751	7,119,567

		$12,344,106

Household Products — 2.0%
Procter & Gamble Co.	168,771	$10,857,038

		$10,857,038

Industrial Conglomerates — 1.7%
General Electric Co.	502,110	$9,183,592

		$9,183,592

Insurance — 2.8%
Aflac, Inc.	21,546	$1,215,841
Lincoln National Corp.	108,387	3,014,242
MetLife, Inc.	111,605	4,959,726
Prudential Financial, Inc.	98,694	5,794,325

		$14,984,134

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(2)	44,813	$8,066,340

		$8,066,340

Security	Shares	Value
Internet Software & Services — 3.8%
Akamai Technologies, Inc.(2)	172,761	$8,128,405
Google, Inc., Class A(2)	20,386	12,108,673

		$20,237,078

IT Services — 3.5%
Accenture PLC, Class A	184,742	$8,958,140
International Business Machines Corp.	66,652	9,781,847

		$18,739,987

Leisure Equipment & Products — 0.5%
Hasbro, Inc.	56,606	$2,670,671

		$2,670,671

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.(2)	97,676	$5,407,343

		$5,407,343

Machinery — 3.9%
Danaher Corp.	189,048	$8,917,394
Deere & Co.	91,808	7,624,655
Parker Hannifin Corp.	50,271	4,338,387

		$20,880,436

Media — 1.4%
Comcast Corp., Class A	337,161	$7,407,427

		$7,407,427

Metals & Mining — 4.6%
BHP Billiton, Ltd. ADR	61,918	$5,753,420
Freeport-McMoRan Copper & Gold, Inc.	78,610	9,440,275
Goldcorp, Inc.	204,213	9,389,714

		$24,583,409

Multi-Utilities — 1.0%
PG&E Corp.	113,806	$5,444,479

		$5,444,479

Multiline Retail — 1.3%
Target Corp.	117,881	$7,088,185

		$7,088,185

Oil, Gas & Consumable Fuels — 12.4%
Apache Corp.	68,208	$8,132,440
ConocoPhillips	136,567	9,300,213
Exxon Mobil Corp.	212,694	15,552,185
Hess Corp.	156,498	11,978,357
Occidental Petroleum Corp.	102,933	10,097,727
Peabody Energy Corp.	105,542	6,752,577
Southwestern Energy Co.(2)	136,760	5,118,927

		$66,932,426

Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	163,695	$4,334,644
Johnson & Johnson	84,638	5,234,860
Pfizer, Inc.	398,040	6,969,680

		$16,539,184

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.	24,053	$2,707,165
Boston Properties, Inc.	6,279	540,622

		$3,247,787

Security	Shares	Value
Road & Rail — 1.6%
CSX Corp.	135,212	$8,736,047

		$8,736,047

Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	312,314	$6,567,963

		$6,567,963

Software — 5.4%
Microsoft Corp.	385,408	$10,760,591
Oracle Corp.	390,200	12,213,260
salesforce.com, inc.(2)	46,144	6,091,008

		$29,064,859

Specialty Retail — 2.2%
Best Buy Co., Inc.	127,203	$4,361,791
Home Depot, Inc.	216,570	7,592,944

		$11,954,735

Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	86,366	$7,377,384

		$7,377,384

Tobacco — 1.3%
Philip Morris International, Inc.	116,936	$6,844,264

		$6,844,264

Wireless Telecommunication Services — 1.8%
American Tower Corp., Class A(2)	76,423	$3,946,484
Vodafone Group PLC	2,105,439	5,527,100

		$9,473,584

Total Common Stocks (identified cost $449,717,943)		$542,711,026

Short-Term Investments — 1.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(3)(4)	$8,821	$8,820,719

Total Short-Term Investments (identified cost $8,820,719)		$8,820,719

Total Investments — 102.5% (identified cost $458,538,662)		$551,531,745

Covered Call Options Written — (2.5)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Accenture PLC, Class A	295	$47.50	1/22/11	$(44,250)
Accenture PLC, Class A	815	52.50	2/19/11	(16,300)
Aflac, Inc.	110	55.00	2/19/11	(34,100)
Akamai Technologies, Inc.	1,040	55.00	2/19/11	(92,040)
Amazon.com, Inc.	215	155.00	1/22/11	(543,413)
American Electric Power Co., Inc.	743	38.00	2/19/11	(5,572)
American Express Co.	410	43.00	1/22/11	(35,670)
American Tower Corp., Class A	385	52.50	1/22/11	(21,175)
AmerisourceBergen Corp.	540	32.00	2/19/11	(143,100)
Amgen, Inc.	475	57.50	1/22/11	(12,825)
Apache Corp.	340	105.00	1/22/11	(491,300)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Apple, Inc.	315	$290.00	1/22/11	$(1,082,813)
AT&T, Inc.	1,405	30.00	1/22/11	(11,942)
Best Buy Co., Inc.	640	41.00	1/22/11	(1,280)
BHP Billiton, Ltd. ADR	375	95.00	2/19/11	(112,688)
Bristol-Myers Squibb Co.	985	27.00	2/19/11	(34,967)
Cardinal Health, Inc.	445	39.00	3/19/11	(70,088)
Carnival Corp.	485	42.00	1/22/11	(208,550)
Celgene Corp.	190	60.00	1/22/11	(22,800)
Cisco Systems, Inc.	1,117	22.50	1/22/11	(3,909)
Coca-Cola Co. (The)	520	62.50	2/19/11	(201,500)
Comcast Corp., Class A	2,040	22.00	2/19/11	(166,260)
ConocoPhillips	820	67.50	2/19/11	(200,080)
Corning, Inc.	1,250	18.00	2/19/11	(211,250)
Covidien PLC	340	45.00	1/22/11	(45,900)
CSX Corp.	435	62.50	2/19/11	(165,300)
CSX Corp.	380	65.00	2/19/11	(88,350)
Danaher Corp.	1,135	47.00	3/19/11	(221,325)
DaVita, Inc.	340	70.00	1/22/11	(37,400)
Deere & Co.	640	85.00	1/22/11	(64,960)
Emerson Electric Co.	1,185	60.00	3/19/11	(130,350)
Exxon Mobil Corp.	895	65.00	1/22/11	(738,375)
Fluor Corp.	240	60.00	1/22/11	(157,200)
Fluor Corp.	620	65.00	1/22/11	(156,550)
Ford Motor Co.	2,730	18.00	2/19/11	(91,455)
Freeport-McMoRan Copper & Gold, Inc.	130	109.00	2/19/11	(178,425)
Freeport-McMoRan Copper & Gold, Inc.	345	119.00	2/19/11	(246,675)
Fresenius Medical Care AG & Co. KGaA ADR	155	65.00	1/22/11	(15,112)
General Electric Co.	3,015	18.00	2/19/11	(253,260)
Goldman Sachs Group, Inc. (The)	200	155.00	1/22/11	(279,500)
Google, Inc., Class A	125	610.00	3/19/11	(274,375)
Halliburton Co.	330	37.00	1/22/11	(134,475)
Halliburton Co.	430	42.00	2/19/11	(67,080)
Hess Corp.	660	72.50	2/19/11	(377,850)
Home Depot, Inc.	1,075	31.00	2/19/11	(456,875)
Intel Corp.	1,115	21.00	1/22/11	(57,422)
International Business Machines Corp.	345	140.00	1/22/11	(257,025)
Johnson & Johnson	846	65.00	1/22/11	(3,807)
JPMorgan Chase & Co.	1,570	40.00	1/22/11	(434,890)
Lincoln National Corp.	545	25.00	1/22/11	(157,778)
McDonald’s Corp.	680	80.00	1/22/11	(11,560)
MetLife, Inc.	670	46.00	3/19/11	(114,235)
Microsoft Corp.	2,315	28.00	2/19/11	(215,295)
NIKE, Inc., Class B	390	85.00	1/22/11	(71,370)
Northern Trust Corp.	305	55.00	1/22/11	(55,662)
Occidental Petroleum Corp.	435	90.00	2/19/11	(413,250)
Oracle Corp.	2,345	31.00	3/19/11	(358,785)
Parker Hannifin Corp.	170	85.00	2/19/11	(68,000)
Peabody Energy Corp.	635	65.00	3/19/11	(225,425)
PepsiCo, Inc.	645	65.00	1/22/11	(64,177)
Pfizer, Inc.	2,390	18.00	2/19/11	(68,115)
PG&E Corp.	685	50.00	3/19/11	(44,525)
Philip Morris International, Inc.	705	60.00	3/19/11	(96,233)
PNC Financial Services Group, Inc.	285	60.00	2/19/11	(83,078)
Procter & Gamble Co.	715	62.50	1/22/11	(150,150)
Prudential Financial, Inc.	595	60.00	3/19/11	(151,428)
QUALCOMM, Inc.	495	49.00	1/22/11	(66,330)
salesforce.com, inc.	280	145.00	2/19/11	(107,100)
Schlumberger, Ltd.	440	75.00	1/22/11	(389,400)
Southwestern Energy Co.	820	38.00	3/19/11	(162,360)
State Street Corp.	365	44.00	2/19/11	(133,225)
Target Corp.	495	55.00	1/22/11	(259,875)

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Thermo Fisher Scientific, Inc.	590	$60.00	3/19/11	$(48,675)
United Technologies Corp.	180	75.00	2/19/11	(86,400)
UnitedHealth Group, Inc.	1,140	38.00	3/19/11	(118,560)
Varian Medical Systems, Inc.	260	65.00	2/19/11	(143,000)
Verizon Communications, Inc.	490	34.00	1/22/11	(87,955)
Wal-Mart Stores, Inc.	240	55.00	3/19/11	(23,640)
Wells Fargo & Co.	1,765	26.00	1/22/11	(891,325)

Total Covered Call Options Written (premiums received $9,709,675)				$(13,568,719)

Other Assets, Less Liabilities — 0.0%(5)				$54,381

Net Assets — 100.0%				$538,017,407

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at December 31, 2010 has been pledged as collateral for such written option.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2010.

(4)		Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2010 was $5,927.

(5)		Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$460,549,978

Gross unrealized appreciation	$96,605,959
Gross unrealized depreciation	(5,624,192)

Net unrealized appreciation	$90,981,767

Written call options activity for the fiscal year to date ended December 31, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	89,697	$13,017,697
Options written	69,380	11,272,462
Options terminated in closing purchase transactions	(89,992)	(12,669,660)
Options exercised	(5,298)	(1,119,817)
Options expired	(6,481)	(791,007)

Outstanding, end of period	57,306	$9,709,675

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $13,568,719.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$64,538,912	$—		$—	$64,538,912
Consumer Staples	42,250,204	5,653,383		—	47,903,587
Energy	79,984,362	—		—	79,984,362
Financials	68,782,669	—		—	68,782,669
Health Care	60,242,096	—		—	60,242,096
Industrials	62,367,169	—		—	62,367,169
Information Technology	109,556,020	—		—	109,556,020
Materials	24,583,409	—		—	24,583,409
Telecommunication Services	11,104,491	5,527,100		—	16,631,591
Utilities	8,121,211	—		—	8,121,211

Total Common Stocks	$531,530,543	$11,180,483	*	$—	$542,711,026

Short-Term Investments	$—	$8,820,719		$—	$8,820,719

Total Investments	$531,530,543	$20,001,202		$—	$551,531,745

Liability Description

Covered Call Options Written	$(13,568,719)	$—		$—	$(13,568,719)

Total	$(13,568,719)	$—		$—	$(13,568,719)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Walter A. Row, III

Walter A. Row, III
President

Date:	February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III

Walter A. Row, III
President

Date:	February 23, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2011